INVESTMENT IN SILVERBACK (Tables)	12 Months Ended
Dec. 31, 2023
Investment property [Abstract]
Disclosure of detailed information about transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	Year ended December 31,
	2023	2022
Opening balance	$595	$1,341
Income (loss) in Silverback for the period	75	(589)
Distribution	(220)	(157)
Ending balance	$450	$595

Disclosure of detailed information about associates [Table Text Block]
	Year ended December 31,
	2023	2022
Current assets	$230	$222
Non-current assets	-	-
Total assets	230	222
Total liabilities	(60)	(60)
Revenue from stream interest	1,466	1,214
Depletion	-	(195)
Net income and comprehensive income for the period	$1,475	$946